Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases	These leases have a remaining lease term ranging between 2 to 9 years, some of which include options to renew the lease term. Additional information of the Group’s leases are as follows:
	2023	2022
	USD ’000	USD ’000
Cash payments included in the measurement of lease liabilities in operating cash flows	913	1,035
Cash payments included in the measurement of lease liabilities in financing cash flows	35	7
Right-of-use assets	2,083	2,614
Operating lease liability	2,133	2,663
Operating lease charge	771	963
Weighted average discount rate (%)	4.3%	4.0%
Weighted average remaining lease term (years)	3.5	3.2

Schedule of Contractual Maturities	The following table presents the contractual maturities of the Company’s operating lease liabilities at December 31, 2023:
Years Ending December 31,	USD ’000
2024	966
2025	774
2026	348
2027	83
2028 and after	306
Total undiscounted lease liability	2,477
Less: present value adjustment	(344)
Operating lease liability	2,133